Note 15 - Contingently Redeemable Noncontrolling Interests (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 13, 2022	Nov. 12, 2020	Jun. 30, 2022	Dec. 31, 2020
Stock Issued During Period, Value, New Issues				$ 111,594
SEED Therapeutics Inc. [Member]
Share Price (in dollars per share)		$ 7.5375
Proceeds from Issuance Initial Public Offering		$ 50,000
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member]
Derivative Liability, Total	$ 1,237			278
Series A-2 Preferred Shares [Member] | Research Collaboration and License Agreement with Eli Lilly [Member]
Redeemable Noncontrolling Interest, Equity, Preferred, Fair Value	3,763			5,267
Series A-2 Preferred Shares [Member] | Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member]
Annual Return, Percentage		8.00%
Number of Annual Redemption Installments		3
Share Price (in dollars per share)		$ 0.50
Temporary Equity, Stock Issued During Period, Value, New Issues				0
Convertible Instrument, Conversion Price (in dollars per share)		$ 2.5125
Preferred Stock, Accretion of Redemption Discount				$ 0
Stock Issued During Period, Value, New Issues	$ 5,000		$ 5,000
Stock Issued During Period, Shares, New Issues (in shares)	1,990,000	1,990,000	1,990,000